Basis of Presentation and Summary of Significant Accounting Policies - Net Income (Loss) Per Share of Common Stock (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Denominator:
Weighted average shares outstanding of common stock - basic (in shares)		2,126,346,000	1,959,165,000
Weighted average shares outstanding of Class B common stock - diluted (in shares)		2,126,346,000	1,959,165,000
Basic and diluted net income (loss) per share - basic (in dollars per share)		$ (54.10)	$ (42.59)
Basic and diluted net income (loss) per share - diluted (in dollars per share)		$ (54.10)	$ (42.59)
Class A Common stock
Numerator:
Allocation of net income (loss)	$ 25,974	$ (1,086,757)
Denominator:
Weighted average shares outstanding of common stock - basic (in shares)	4,690,909	15,000,000
Weighted average shares outstanding of Class B common stock - diluted (in shares)	4,690,909	15,000,000
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ 0.01	$ (0.07)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ 0.01	$ (0.07)
Class B Common Stock
Numerator:
Allocation of net income (loss)	$ 20,764	$ (271,689)
Denominator:
Weighted average shares outstanding of common stock - basic (in shares)	3,750,000	3,750,000
Weighted average shares outstanding of Class B common stock - diluted (in shares)	3,750,000	3,750,000
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ 0.01	$ (0.07)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ 0.01	$ (0.07)